Product revenues, net	3 Months Ended
Mar. 31, 2022
Revenue From Contracts With Customers [Abstract]
Product revenue, net	Revenue recognition
Product revenue
On April 23, 2021, the Company received FDA accelerated regulatory and marketing approval for ZYNLONTA and launched in the U.S. shortly thereafter. To date, the Company’s only source of product revenue, which commenced during May 2021, has been sales of ZYNLONTA only in the U.S. Product revenues, net were KUSD 16,498 for the three months ended March 31, 2022. The Company records its best estimate of GTN sales adjustments to which customers are likely to be entitled.
The table below provides a rollforward of the Company’s accruals related to the GTN sales adjustments for the three months ended March 31, 2022.

(in KUSD)	Three months ended March 31, 2022
Beginning balance	2,590
GTN sales adjustments for current period sales	3,491
GTN sales adjustments for prior period sales	(192)
Credits, payments and reclassifications to Accounts payable	(1,763)
Ending balance as of March 31, 2022	4,126

The table below provides the classification of the accruals related to the GTN sales adjustment included in the Company’s unaudited condensed consolidated interim balance sheet as of March 31, 2022 and December 31, 2021.

(in KUSD)	As of March 31, 2022	As of December 31, 2021
Accounts receivable, net	2,451	1,204
Other current liabilities	1,675	1,386
	4,126	2,590

Accounts receivable
Subsequent to December 31, 2021, as the Company’s inventory is no longer held on consignment by the Company’s third-party logistics and distribution provider, payment terms for new sales commencing in 2022 ranged from 30 to 120 days.
The Company received a permanent J-code for ZYNLONTA reimbursement which went into effect on April 1, 2022. After receipt of the permanent J-code, the Company’s payment terms will range from 30 days to 90 days.

License revenue
On January 18, 2022, the Company entered into an exclusive license agreement with MTPC for the development and commercialization of ZYNLONTA for all hematologic and solid tumor indications in Japan. Under the terms of the agreement, the Company received an upfront payment of USD 30 million and may receive up to an additional USD 205 million in milestones if certain development and commercial events are achieved. The Company will also receive royalties ranging in percentage from the high teens to the low twenties based on net sales of ZYNLONTA in Japan. MTPC will conduct clinical studies of ZYNLONTA in Japan and will have the right to participate in any global clinical studies by bearing a portion of the study costs. In addition, the Company will supply ZYNLONTA to MTPC for its drug development and commercialization under a supply agreement.
The MTPC license arrangement includes a license and a performance obligation to supply product. The license and supply obligations are accounted for as separate performance obligations as they are considered distinct because MTPC can benefit from the license on its own or together with other resources that are readily available, and the license is separately identifiable from other goods or services in the contract.
The Company completed significant development work which resulted in FDA approval of ZYNLONTA in the U.S. for the treatment of relapsed or refractory DLBCL. As a result, the up-front license fee is recognized immediately at the time of license execution, as MTPC can use and benefit from the IP and the Company has no further performance obligation with respect to the IP upon commencement of the license term.
Although contingent development milestone amounts are assessed each period for the likelihood of achievement, they are typically constrained and recognized when the uncertainty is subsequently resolved for the full amount of the milestone and will be classified as license revenue. Sales milestones and royalties are recognized when the subsequent sales occur and classified as license revenue.
After considering the standalone selling prices, up-front fees, contingent development and sales-based milestone, amounts and royalties are allocated to the license and recognized in the manner described above. Consideration for the supply obligation is based upon stipulated contractual terms which represent a standalone selling price. The above fee allocation between the license and the supply represents the amount of consideration expected to be entitled to for the satisfaction of the separate performance obligations.